                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08600

Morgan Stanley Total Return Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2005

Date of reporting period: January 31, 2005


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Total Return Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended January 31, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED JANUARY 31, 2005

                                                      S&P             LIPPER
                                                      500     MULTI-CAP CORE
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     FUNDS INDEX(2)
   8.28%       7.84%       7.85%       8.41%       8.16%              10.07%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM, OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance information.

MARKET CONDITIONS

From late summer to the early fall of 2004, both equity and fixed income markets traded within narrow ranges, reflecting a number of geopolitical uncertainties simmering around the world. Investor preoccupation centered on Iraq's future sovereignty, the sustained growth of China and other developing markets and global pressures on the world's resources and commodity supplies. In the U.S., concerns over the sluggishness of the economic recovery and the possibility of a protracted presidential election held risk tolerances in check. The stock and bond markets during these months mimicked trends that had developed in prior months, with small- and mid-capitalization stocks outperforming larger capitalization equities, cyclical industries outperforming staples and long bonds marking time in a 4 to 4 1/2 percent trading range.

The backdrop shifted dramatically in the post-election period, as the reelection of President Bush and a Republican tilt to both Senate and House races reduced the possibility of major changes in domestic policy. At the same time, oil, which had peaked above $50 per barrel, corrected back to the low forties. Equities rallied in November and December, posting returns (as measured by the S&P 500) in excess of 7 percent for the two-month period alone. At the same time, diminishing concerns over inflation and run-away growth led to a modest rally in the long end of the U.S. Treasury market.

Underlying this entire period, and somewhat ignored by the markets as a whole, was the Federal Open Market Committee's (the "Fed's") policy shift, which began in June with a 25 basis point hike in the federal funds rate. By January, 2005, investors grew increasingly aware of the Fed's policy of gradual tightening, and became somewhat more concerned with the extent and duration of the ongoing increases in short-term rates. By the end of January, the Fed had increased short rates by a combined 125 basis points, with no sign of slowing or moderating in the pace of rate increases. Stock markets corrected a bit in January, as investor concern surrounding the uncertainty of this policy shift, as well as the impact higher rates might have on the consumer and corporate profits, began to filter into asset class valuations.

PERFORMANCE ANALYSIS

Morgan Stanley Total Return Trust's class A and D shares outperformed the S&P 500 Index -- assuming no deduction of applicable sales charges -- while its class B and C shares underperformed that benchmark. All share classes underperformed the Lipper Multi-Cap Core Funds Index for the six months ended January 31, 2005. Much of the Fund's relative performance for the period was driven by its conservative positioning. During the review period, our analysis indicated that the greatest value in the marketplace existed among higher cash flow, income producing sectors which we felt would provide lower risk total return than the market as a whole. As a result, these sectors represented significant positions within our portfolio relative to their weightings within the S&P 500 Index. This stance hindered the Fund's returns in the post-election rally, when stocks in higher-volatility sectors such as technology tended to outperform.
The Fund also shifted to a larger capitalization portfolio during the early months of 2004, again seeking to reduce volatility and also to leverage the valuation disparity that we felt emerged among small, mid and large capitalization stocks throughout the year. For the past six years, small and mid-size companies have enjoyed outstanding performance, and our analysis indicated that valuations appeared more attractive within the large capitalization, total-return sectors of the equity market. This shift proved early, as small and mid capitalization stocks continued to outperform.

Within the Fund's portfolio, the majority of total return is attributable to the energy, industrial, consumer staple, health care and transportation sectors. We reduced holdings in technology and financials throughout the period under review. At the end of the six-month period, the Fund held 43 positions in nine of the 10 major Standard & Poor's 500 sectors, with only utilities not represented within the portfolio.

There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

   TOP 10 HOLDINGS
   Gillette Co. (The)                                   3.7%
   General Electric Co.                                 3.4
   Johnson & Johnson                                    3.1
   Dow Chemical Co. (The)                               3.0
   McGraw-Hill Companies, Inc. (The)                    3.0
   Bard (C.R.), Inc.                                    3.0
   Exxon Mobil Corp.                                    3.0
   Norfolk Southern Corp.                               2.9
   Danaher Corp.                                        2.7
   Microsoft Corp.                                      2.7

   TOP FIVE INDUSTRIES
   Industrial Conglomerates                             8.2%
   Household/Personal Care                              7.9
   Major Banks                                          6.5
   Biotechnology                                        4.6
   Financial Conglomerates                              4.6

Data as of January 31, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN COMMON STOCKS (INCLUDING DEPOSITARY RECEIPTS) AND CONVERTIBLE SECURITIES OF DOMESTIC AND FOREIGN COMPANIES. IN SELECTING INVESTMENTS TO BUY, HOLD OR SELL, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., TYPICALLY USES A "TOP-DOWN" INVESTMENT PROCESS THAT CONSIDERS THE OVERALL ECONOMIC OUTLOOK, THE DEVELOPMENT OF INDUSTRY/SECTOR PREFERENCES AND, LASTLY, SPECIFIC STOCK SELECTIONS. GENERALLY, THE FUND WILL INVEST IN COMPANIES THAT: (I) HAVE A MARKET CAPITALIZATION OF AT LEAST $1 BILLION, AND (II) IN THE VIEW OF THE INVESTMENT ADVISER, ARE EXPECTED TO PAY DIVIDENDS OR INTEREST INCOME. UP TO 35 PERCENT OF THE FUND'S NET ASSETS MAY BE INVESTED IN FOREIGN SECURITIES (INCLUDING DEPOSITARY RECEIPTS).

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JANUARY 31, 2005

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 11/30/94)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              TRFAX                     TRFBX                    TRFCX                    TRFDX
   1 YEAR                               7.31%(3)                  6.45%(3)                 6.53%(3)                 7.54%(3)
                                        1.68(4)                   1.45(4)                  5.53(4)                    --
   5 YEARS                             (5.69)(3)                 (6.40)(3)                (6.43)(3)                (5.48)(3)
                                       (6.70)(4)                 (6.77)(4)                (6.43)(4)                   --
   10 YEARS                               --                      7.83(3)                    --                       --
                                          --                      7.83(4)                    --                       --
   SINCE INCEPTION                      2.37(3)                   7.77(3)                  1.63(3)                  2.60(3)
                                        1.64(4)                   7.77(4)                  1.63(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/04 - 01/31/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             08/01/04 -
                                                                     08/01/04            01/31/05             01/31/05
                                                                   -------------       -------------       ---------------
CLASS A
Actual (8.28% return).......................................         $1,000.00           $1,082.80             $ 6.98
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.50             $ 6.77
CLASS B
Actual (7.84% return).......................................         $1,000.00           $1,078.40             $10.90
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.72             $10.56
CLASS C
Actual (7.85% return).......................................         $1,000.00           $1,078.50             $10.90
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.72             $10.56
CLASS D
Actual (8.41% return).......................................         $1,000.00           $1,084.10             $ 5.67
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.76             $ 5.50

------------------
 * Expenses are equal to the Fund's annualized expense ratio of 1.33%, 2.08%, 2.08% and 1.08% respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Total Return Trust
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (96.0%)
              Aerospace & Defense
              (1.7%)
   60,000     Northrop Grumman
               Corp. ..................  $  3,112,800
                                         ------------
              Agricultural Commodities/
              Milling (2.0%)
  150,000     Archer-Daniels-Midland
               Co. ....................     3,630,000
                                         ------------
              Biotechnology (4.6%)
   65,000     Amgen Inc.*..............     4,045,600
   65,000     Biogen Idec Inc.*........     4,222,400
                                         ------------
                                            8,268,000
                                         ------------
              Building Products (2.2%)
  110,000     Masco Corp. .............     4,048,000
                                         ------------
              Chemicals: Major
              Diversified (3.1%)
  110,000     Dow Chemical Co. (The)...     5,467,000
                                         ------------
              Chemicals: Specialty
              (2.4%)
  100,000     Praxair, Inc. ...........     4,315,000
                                         ------------
              Computer Peripherals
              (1.1%)
   40,000     Zebra Technologies Corp.
               (Class A)*..............     2,037,200
                                         ------------
              Computer Processing
              Hardware (4.3%)
   55,000     Apple Computer, Inc.*....     4,229,500
   85,000     Dell Inc.*...............     3,549,600
                                         ------------
                                            7,779,100
                                         ------------
              Contract Drilling (1.3%)
   80,000     Rowan Companies, Inc. ...     2,252,800
                                         ------------
              Financial Conglomerates
              (4.6%)
   85,000     American Express Co. ....     4,534,750
   45,000     UBS AG (ADR)
               (Switzerland)*..........     3,662,100
                                         ------------
                                            8,196,850
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Financial Publishing/
              Services (3.0%)
   60,000     McGraw-Hill Companies,
               Inc. (The)..............  $  5,430,000
                                         ------------
              Home Improvement Chains
              (2.4%)
  100,000     Sherwin-Williams Co. ....     4,320,000
                                         ------------
              Hotels/Resorts/
              Cruiselines (2.5%)
   70,000     Marriott International,
               Inc. (Class A)..........     4,422,600
                                         ------------
              Household/Personal Care
              (7.9%)
  130,000     Gillette Co. (The).......     6,593,600
   85,000     International Flavors &
               Fragrances, Inc. .......     3,588,700
   75,000     Procter & Gamble Co.
               (The)...................     3,992,250
                                         ------------
                                           14,174,550
                                         ------------
              Industrial Conglomerates
              (8.2%)
   90,000     Danaher Corp. ...........     4,939,200
  170,000     General Electric Co. ....     6,142,100
   50,000     Ingersoll-Rand Co. Ltd.
               (Class A) (Bermuda).....     3,719,000
                                         ------------
                                           14,800,300
                                         ------------
              Integrated Oil (3.0%)
  105,000     Exxon Mobil Corp. .......     5,418,000
                                         ------------
              Investment Banks/ Brokers
              (4.1%)
   35,000     Goldman Sachs Group, Inc.
               (The)...................     3,774,750
   60,000     Merrill Lynch & Co.,
               Inc. ...................     3,604,200
                                         ------------
                                            7,378,950
                                         ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Major Banks (6.5%)
   90,000     Bank of America Corp. ...  $  4,173,300
   35,000     HSBC Holdings PLC --
               Spons ADR (United
               Kingdom)................     2,906,050
   75,000     Wells Fargo & Co. .......     4,597,500
                                         ------------
                                           11,676,850
                                         ------------
              Major Telecommunications
              (2.4%)
   80,000     ALLTEL Corp. ............     4,403,200
                                         ------------
              Media Conglomerates
              (2.4%)
  150,000     Disney (Walt) Co.
               (The)...................     4,294,500
                                         ------------
              Medical Specialties
              (3.0%)
   80,000     Bard (C.R.), Inc. .......     5,424,000
                                         ------------
              Miscellaneous Commercial
              Services (2.1%)
   60,000     Corporate Executive Board
               Co. (The)...............     3,834,000
                                         ------------
              Oil & Gas Production
              (1.9%)
   60,000     Occidental Petroleum
               Corp. ..................     3,502,800
                                         ------------
              Oilfield Services/
              Equipment (1.8%)
   50,000     Varco International,
               Inc.*...................     1,530,500
   30,000     Weatherford International
               Ltd. (Bermuda)*.........     1,628,100
                                         ------------
                                            3,158,600
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Packaged Software (4.3%)
   75,000     Cognos, Inc. (Canada)*...  $  3,102,750
  175,000     Microsoft Corp. .........     4,599,000
                                         ------------
                                            7,701,750
                                         ------------
              Pharmaceuticals: Major
              (3.1%)
   85,000     Johnson & Johnson........     5,499,500
                                         ------------
              Property -- Casualty
              Insurers (2.0%)
   70,000     Allstate Corp. (The).....     3,530,800
                                         ------------
              Railroads (2.9%)
  150,000     Norfolk Southern
               Corp. ..................     5,238,000
                                         ------------
              Real Estate Investment
              Trusts (1.5%)
  120,000     Impac Mortgage Holdings,
               Inc. ...................     2,740,800
                                         ------------
              Regional Banks (1.7%)
   65,000     Compass Bancshares,
               Inc. ...................     3,043,950
                                         ------------
              Semiconductors (2.0%)
  110,000     Marvell Technology Group
               Ltd. (Bermuda)*.........     3,679,500
                                         ------------
              Total Common Stocks
              (Cost $145,735,198)......   172,779,400
                                         ------------

8
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (2.7%)
              Repurchase Agreement
  $ 4,910     Joint repurchase
               agreement account 2.485%
               due 02/01/05 (dated
               01/31/05; proceeds
               $4,910,339) (a)
               (Cost $4,910,000).......     4,910,000
                                         ------------

Total Investments
(Cost $150,645,198) (b).....    98.7%     177,689,400
Other Assets in Excess of
Liabilities.................     1.3        2,295,606
                               -----     ------------
Net Assets..................   100.0%    $179,985,006
                               =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $27,559,354 and the aggregate gross unrealized depreciation is $515,152, resulting in net unrealized depreciation of $27,044,202.

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
SUMMARY OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

                                                                             PERCENT OF
                          INDUSTRY                               VALUE       NET ASSETS
---------------------------------------------------------------------------------------
Industrial Conglomerates....................................    14,800,300       8.2%
Household/Personal Care.....................................    14,174,550       7.9
Major Banks.................................................    11,676,850       6.5
Biotechnology...............................................     8,268,000       4.6
Financial Conglomerates.....................................     8,196,850       4.6
Computer Processing Hardware................................     7,779,100       4.3
Packaged Software...........................................     7,701,750       4.3
Investment Banks/Brokers....................................     7,378,950       4.1
Pharmaceuticals: Major......................................     5,499,500       3.1
Chemicals: Major Diversified................................     5,467,000       3.1
Financial Publishing/Services...............................     5,430,000       3.0
Medical Specialties.........................................     5,424,000       3.0
Integrated Oil..............................................     5,418,000       3.0
Railroads...................................................     5,238,000       2.9
Repurchase Agreement........................................     4,910,000       2.7
Hotels/Resorts/Cruiselines..................................     4,422,600       2.5
Major Telecommunications....................................     4,403,200       2.4
Home Improvement Chains.....................................     4,320,000       2.4
Chemicals: Specialty........................................     4,315,000       2.4
Media Conglomerates.........................................     4,294,500       2.4
Building Products...........................................     4,048,000       2.2
Miscellaneous Commercial Services...........................     3,834,000       2.1
Semiconductors..............................................     3,679,500       2.0
Agricultural Commodities/Milling............................     3,630,000       2.0
Property -- Casualty Insurers...............................     3,530,800       2.0
Oil & Gas Production........................................     3,502,800       1.9
Oilfield Services/Equipment.................................     3,158,600       1.8
Aerospace & Defense.........................................     3,112,800       1.7
Regional Banks..............................................     3,043,950       1.7
Real Estate Investment Trusts...............................     2,740,800       1.5
Contract Drilling...........................................     2,252,800       1.3
Computer Peripherals........................................     2,037,200       1.1
                                                              ------------      ----
                                                              $177,689,400      98.7%
                                                              ============      ====

10
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $150,645,198).......................................   $177,689,400
Receivable for:
    Investments sold........................................      3,265,088
    Dividends...............................................         87,575
    Shares of beneficial interest sold......................         21,375
Prepaid expenses and other assets...........................         41,352
                                                              -------------
    Total Assets............................................    181,104,790
                                                              -------------
Liabilities:
Payable for:
    Investments purchased...................................        621,637
    Shares of beneficial interest redeemed..................        203,604
    Distribution fee........................................        133,716
    Investment advisory fee.................................        103,327
    Administration fee......................................         12,338
Accrued expenses and other payables.........................         45,162
                                                              -------------
    Total Liabilities.......................................      1,119,784
                                                              -------------
    Net Assets..............................................   $179,985,006
                                                              =============
Composition of Net Assets:
Paid-in-capital.............................................   $439,098,012
Net unrealized appreciation.................................     27,044,202
Accumulated undistributed net investment income.............        143,195
Accumulated net realized loss...............................   (286,300,403)
                                                              -------------
    Net Assets..............................................   $179,985,006
                                                              =============
Class A Shares:
Net Assets..................................................    $11,002,296
Shares Outstanding (unlimited authorized, $.01 par value)...        700,993
    Net Asset Value Per Share...............................         $15.70
                                                              =============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......         $16.57
                                                              =============
Class B Shares:
Net Assets..................................................   $144,973,728
Shares Outstanding (unlimited authorized, $.01 par value)...      9,755,844
    Net Asset Value Per Share...............................         $14.86
                                                              =============
Class C Shares:
Net Assets..................................................     $8,166,620
Shares Outstanding (unlimited authorized, $.01 par value)...        550,371
    Net Asset Value Per Share...............................         $14.84
                                                              =============
Class D Shares:
Net Assets..................................................    $15,842,362
Shares Outstanding (unlimited authorized, $.01 par value)...        991,480
    Net Asset Value Per Share...............................         $15.98
                                                              =============

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended January 31, 2005 (unaudited)

Net Investment Income:
Income
Dividends...................................................  $ 1,926,700
Interest....................................................       85,013
                                                              -----------
    Total Income............................................    2,011,713
                                                              -----------
Expenses
Distribution fee (Class A shares)...........................       13,759
Distribution fee (Class B shares)...........................      780,093
Distribution fee (Class C shares)...........................       42,620
Investment advisory fee.....................................      681,448
Transfer agent fees and expenses............................      203,911
Administration fee..........................................       37,932
Professional fees...........................................       33,952
Shareholder reports and notices.............................       32,584
Registration fees...........................................       24,614
Custodian fees..............................................        7,961
Trustees' fees and expenses.................................        1,269
Other.......................................................        8,631
                                                              -----------
    Total Expenses..........................................    1,868,774
                                                              -----------
    Net Investment Income...................................      142,939
                                                              -----------
Net Realized and Unrealized Gain:
Net realized gain...........................................    8,812,700
Net change in unrealized appreciation.......................    5,587,909
                                                              -----------
    Net Gain................................................   14,400,609
                                                              -----------
Net Increase................................................  $14,543,548
                                                              ===========

12
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              JANUARY 31, 2005   JULY 31, 2004
                                                              ----------------   -------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)................................    $    142,939     $ (1,679,052)
Net realized gain...........................................       8,812,700       29,446,323
Net change in unrealized appreciation.......................       5,587,909       (6,062,485)
                                                                ------------     ------------
    Net Increase............................................      14,543,548       21,704,786

Net decrease from transactions in shares of beneficial
  interest..................................................     (34,589,122)     (72,548,099)
                                                                ------------     ------------
    Net Decrease............................................     (20,045,574)     (50,843,313)
Net Assets:
Beginning of period.........................................     200,030,580      250,873,893
                                                                ------------     ------------
End of Period
(Including accumulated undistributed net investment income
of $143,195 and $256, respectively).........................    $179,985,006     $200,030,580
                                                                ============     ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Total Return Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is high total return from capital growth and income. The Fund was organized as a Massachusetts business trust on June 29, 1994 and commenced operations on November 30, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED) continued

Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED) continued

2. Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of daily net assets not exceeding $500 million; 0.645% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.62% to the portion of daily net assets in excess of $1 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million, but not exceeding $1 billion; and 0.70% to the portion of daily net assets in excess of $1 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED) continued

pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,607,882 at January 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $150,291 and $61, respectively, and received $569 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2005 aggregated $95,432,571 and $116,502,780, respectively. Included in the aforementioned are purchases and sales of 79,531 and $2,475,800, respectively, with other Morgan Stanley funds, including a net realized gain of $361,720.

For the six months ended January 31, 2005, the Fund incurred brokerage commissions of $36,218 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund. At January 31, 2005, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $621,638.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At January 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $3,500.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion,

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED) continued

of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2004, the Fund had a net capital loss carryforward of $295,075,938 of which $196,205,212 will expire on July 31, 2010 and $98,870,726 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and tax adjustments on real estate investment trusts held by the Fund.

6. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED) continued

March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                              FOR THE SIX                FOR THE YEAR
                                                             MONTHS ENDED                    ENDED
                                                           JANUARY 31, 2005              JULY 31, 2004
                                                       -------------------------   -------------------------
                                                              (unaudited)
                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                       ----------   ------------   ----------   ------------
CLASS A SHARES
Sold.................................................      23,433   $    346,992       96,086   $  1,387,377
Redeemed.............................................     (68,675)    (1,028,122)    (261,837)    (3,749,296)
                                                       ----------   ------------   ----------   ------------
Net decrease -- Class A..............................     (45,242)      (681,130)    (165,751)    (2,361,919)
                                                       ----------   ------------   ----------   ------------
CLASS B SHARES
Sold.................................................     108,221      1,552,035      440,636      5,991,541
Redeemed.............................................  (2,272,114)   (32,513,597)  (5,022,958)   (68,688,441)
                                                       ----------   ------------   ----------   ------------
Net decrease -- Class B..............................  (2,163,893)   (30,961,562)  (4,582,322)   (62,696,900)
                                                       ----------   ------------   ----------   ------------
CLASS C SHARES
Sold.................................................      10,321        150,474       26,523        362,291
Redeemed.............................................     (99,615)    (1,422,900)    (259,716)    (3,532,162)
                                                       ----------   ------------   ----------   ------------
Net decrease -- Class C..............................     (89,294)    (1,272,426)    (233,193)    (3,169,871)
                                                       ----------   ------------   ----------   ------------
CLASS D SHARES
Sold.................................................      61,036        921,496      182,669      2,648,378
Redeemed.............................................    (168,562)    (2,595,500)    (475,467)    (6,967,787)
                                                       ----------   ------------   ----------   ------------
Net decrease -- Class D..............................    (107,526)    (1,674,004)    (292,798)    (4,319,409)
                                                       ----------   ------------   ----------   ------------
Net decrease in Fund.................................  (2,405,955)  $(34,589,122)  (5,274,064)  $(72,548,099)
                                                       ==========   ============   ==========   ============

Morgan Stanley Total Return Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                FOR THE YEAR ENDED JULY 31,
                                                  MONTHS ENDED     -----------------------------------------------
                                                JANUARY 31, 2005    2004      2003      2002      2001      2000
                                                ----------------   -------   -------   -------   -------   -------
                                                  (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period..........       $14.50         $13.23    $13.18    $17.26    $23.88    $20.36
                                                     ------         ------    ------    ------    ------    ------

Income (loss) from investment operations:
    Net investment income (loss)++............         0.06          (0.01)     0.07     (0.02)    (0.07)    (0.01)
    Net realized and unrealized gain (loss)...         1.14           1.28     (0.02)    (4.06)    (6.16)     4.72
                                                     ------         ------    ------    ------    ------    ------

Total income (loss) from investment
 operations...................................         1.20           1.27      0.05     (4.08)    (6.23)     4.71
                                                     ------         ------    ------    ------    ------    ------

Less distributions from net realized gain.....         --            --        --        --        (0.39)    (1.19)
                                                     ------         ------    ------    ------    ------    ------

Net asset value, end of period................       $15.70         $14.50    $13.23    $13.18    $17.26    $23.88
                                                     ======         ======    ======    ======    ======    ======

Total Return+.................................         8.28%(1)       9.60%     0.38%   (23.64)%  (26.31)%   23.77%

Ratios to Average Net Assets(3):
Expenses......................................         1.33%(2)       1.30%     1.26%     1.22%     1.12%     1.18%

Net investment income (loss)..................         0.77%(2)      (0.09)%    0.58%    (0.14)%   (0.34)%   (0.06)%

Supplemental Data:
Net assets, end of period, in thousands.......      $11,002        $10,817   $12,068   $14,003   $22,074   $16,211

Portfolio turnover rate.......................           53%(1)         88%      131%       54%      107%       71%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific purposes.

20
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
FINANCIAL HIGHLIGHTS continued

                                            FOR THE SIX                     FOR THE YEAR ENDED JULY 31,
                                            MONTHS ENDED     ---------------------------------------------------------
                                          JANUARY 31, 2005     2004        2003        2002        2001        2000
                                          ----------------   ---------   ---------   ---------   ---------   ---------
                                            (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period....        $13.78         $12.67      $12.72      $16.78      $23.41      $20.10
                                                ------       --------    --------    --------    --------    --------

Income (loss) from investment
 operations:
    Net investment loss++...............          0.00          (0.11)      (0.02)      (0.14)      (0.22)      (0.14)
    Net realized and unrealized gain
    (loss)..............................          1.08           1.22       (0.03)      (3.92)      (6.02)       4.64
                                                ------       --------    --------    --------    --------    --------

Total income (loss) from investment
 operations.............................          1.08           1.11       (0.05)      (4.06)      (6.24)       4.50
                                                ------       --------    --------    --------    --------    --------

Less distributions from net realized
 gain...................................          --            --          --          --          (0.39)      (1.19)
                                                ------       --------    --------    --------    --------    --------

Net asset value, end of period..........        $14.86         $13.78      $12.67      $12.72      $16.78      $23.41
                                                ======       ========    ========    ========    ========    ========

Total Return+...........................          7.84%(1)       8.76%      (0.39)%    (24.20)%    (26.89)%     23.01%

Ratios to Average Net Assets(3):
Expenses................................          2.08%(2)       2.05%       2.04%       1.98%       1.91%       1.75%

Net investment income (loss)............          0.02%(2)      (0.84)%     (0.20)%     (0.90)%     (1.13)%     (0.63)%

Supplemental Data:
Net assets, end of period, in
 thousands..............................      $144,974       $164,215    $209,086    $302,387    $569,589    $551,685

Portfolio turnover rate.................            53%(1)         88%        131%         54%        107%         71%

---------------------------------------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific purposes.

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
FINANCIAL HIGHLIGHTS continued

                                        FOR THE SIX                                FOR THE YEAR ENDED JULY 31,
                                        MONTHS ENDED            -----------------------------------------------------------------
                                      JANUARY 31, 2005            2004          2003          2002          2001           2000
                                      ----------------          --------      --------      --------      --------       --------
                                        (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of
 period.............................       $13.76                $12.65        $12.70        $16.77        $23.40         $20.12
                                           ------                ------        ------        ------        ------         ------

Income (loss) from investment
 operations:
    Net investment loss++...........         0.00                 (0.11)        (0.02)        (0.14)        (0.22)         (0.20)
    Net realized and unrealized gain
    (loss)..........................         1.08                  1.22         (0.03)        (3.93)        (6.02)          4.67
                                           ------                ------        ------        ------        ------         ------

Total income (loss) from investment
 operations.........................         1.08                  1.11         (0.05)        (4.07)        (6.24)          4.47
                                           ------                ------        ------        ------        ------         ------

Less distributions from net realized
 gain...............................         --                   --            --            --            (0.39)         (1.19)
                                           ------                ------        ------        ------        ------         ------

Net asset value, end of period......       $14.84                $13.76        $12.65        $12.70        $16.77         $23.40
                                           ======                ======        ======        ======        ======         ======

Total Return+.......................         7.85%(1)              8.77%        (0.86)%      (23.91)%      (26.87)%        22.78%

Ratios to Average Net Assets(3):
Expenses............................         2.08%(2)              2.04%         2.03%         1.98%         1.91%          1.93%

Net investment income (loss)........         0.02%(2)             (0.83)%       (0.19)%       (0.90)%       (1.13)%        (0.81)%

Supplemental Data:
Net assets, end of period, in
 thousands..........................       $8,167                $8,800       $11,042       $15,091       $25,906        $21,997

Portfolio turnover rate.............           53%(1)                88%          131%           54%          107%            71%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific purposes.

22
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
FINANCIAL HIGHLIGHTS continued

                                        FOR THE SIX                                FOR THE YEAR ENDED JULY 31,
                                        MONTHS ENDED            -----------------------------------------------------------------
                                      JANUARY 31, 2005            2004          2003          2002          2001           2000
                                      ----------------          --------      --------      --------      --------       --------
                                        (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of
 period.............................       $14.74                $13.42        $13.34        $17.43        $24.05         $20.46
                                           ------                ------        ------        ------        ------         ------

Income (loss) from investment
 operations:
    Net investment income
    (loss)++........................         0.08                  0.02          0.10          0.02         (0.03)          0.03
    Net realized and unrealized gain
    (loss)..........................         1.16                  1.30         (0.02)        (4.11)        (6.20)          4.75
                                           ------                ------        ------        ------        ------         ------

Total income (loss) from investment
 operations.........................         1.24                  1.32          0.08         (4.09)        (6.23)          4.78
                                           ------                ------        ------        ------        ------         ------

Less distributions from net realized
 gain...............................           --                    --            --            --         (0.39)         (1.19)
                                           ------                ------        ------        ------        ------         ------

Net asset value, end of period......       $15.98                $14.74        $13.42        $13.34        $17.43         $24.05
                                           ======                ======        ======        ======        ======         ======

Total Return+.......................         8.41%(1)              9.84%         0.60%       (23.47)%      (26.12)%        24.00%

Ratios to Average Net Assets(3):
Expenses............................         1.08%(2)              1.05%         1.04%         0.98%         0.91%          0.93%

Net investment income (loss)........         1.02%(2)              0.16%         0.80%         0.10%        (0.13)%         0.19%

Supplemental Data:
Net assets, end of period, in
 thousands..........................      $15,842               $16,198       $18,679       $24,018       $36,105        $24,407

Portfolio turnover rate.............           53%(1)                88%          131%           54%          107%            71%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific purposes.

                                                                              23
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Total Return Trust

Semiannual Report
January 31, 2005

[MORGAN STANLEY LOGO]

38588RPT-RA05-0019IP-Y01/05

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Return Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005